Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Schedule of currency exchange rates

The following table outlines the currency exchange rates that were used in creating the unaudited interim condensed financial statements in this report:

	June 30, 2023	December 31, 2023	June 30, 2024
Period-end spot rate	SGD1.00 = RM3.4518	SGD1.00 = RM3.4819	SGD1.00 = RM3.4746
Average rate	SGD1.00 = RM3.3382	SGD1.00 = RM3.3932	SGD1.00 = RM3.5035

Period-end spot rate	SGD1.00 = USD0.7395	SGD1.00 = USD0.7580	SGD1.00 = USD0.7379
Average rate	SGD1.00 = USD0.7484	SGD1.00 = USD0.7447	SGD1.00 = USD0.7431

Schedule of estimated useful lives
Expected useful lives
Leasehold improvements	lesser of lease term or expected useful life
Office furniture and fittings	3-5 years
Office equipment	3-5 years
Computers	3 years

Schedule of estimated useful life	Intangible assets that have determinable lives continue to be amortized over their estimated useful lives as follows:
Software and research and development	5 years
Customer relationships	5 years

Schedule of segment reporting information

	Brokerage, emerging and another related service	Estate management services and other related services	Total	Total
	S$	S$	S$	US$
Revenue – external	2,479,416	1,983,553	4,462,969	3,293,218
Revenue – related parties	7,120	-	7,120	5,254
Total revenue	2,486,536	1,983,553	4,470,089	3,298,472

Total cost of revenue	(1,474,474)	(1,325,466)	(2,799,940)	(2,066,072)
Gross profit	1,012,062	658,087	1,670,149	1,232,400

Operating expenses	(3,483,254)	(915,591)	(4,398,845)	(3,245,900)

Share-based compensation
Interest income	130,072	6,607	136,679	100,855
Interest expense	(14,904)	-	(14,904)	(10,998)
Government grants	45,668	(250)	45,418	33,514
Foreign exchange gain	266,616	-	266,616	196,736
Other income, net	15,150	352	15,502	11,439
Loss before income tax expenses	(2,028,590)	(250,795)	(2,279,385)	(1,681,954)
Segment loss	(2,028,590)	(250,795)	(2,279,385)	(1,681,954)

Total assets	11,916,421	829,759	12,746,180	9,405,386
Total liabilities	5,001,094	863,115	5,864,209	4,327,192
Net assets	6,915,327	(33,356)	6,881,971	5,078,194